OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2025
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

NOTE 5 – OTHER CURRENT ASSETS

Other current assets consisted of the following:

	As of	As of
	September 30, 2025	September 30, 2024
Other receivables	9,175,697	192,387
Input VAT	708,191	702,073
Total other current assets	$9,883,888	$894,460